BASIS OF PRESENTATION (Details Textual)	12 Months Ended
Dec. 31, 2018
Ontario Inc. 2435572 [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	(100.00%)
Ontario Inc 2435386 [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	(100.00%)
Kennady Diamonds Inc [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	(100.00%)